JPMorgan Insurance Trust Core Bond Portfolio
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 25.7%
Aerospace & Defense — 0.7%
Airbus SE (France) 3.15%, 4/10/2027 (a)	164	152
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (a)	45	44
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (a)	200	151
5.80%, 10/11/2041 (a)	51	49
Boeing Co. (The)
1.17%, 2/4/2023	160	158
1.95%, 2/1/2024	185	177
1.43%, 2/4/2024	325	309
4.88%, 5/1/2025	125	122
2.75%, 2/1/2026	126	114
2.20%, 2/4/2026	200	177
2.70%, 2/1/2027	640	555
3.25%, 3/1/2028	224	194
5.15%, 5/1/2030	190	176
5.71%, 5/1/2040	175	153
L3Harris Technologies, Inc. 1.80%, 1/15/2031	220	165
Leidos, Inc. 2.30%, 2/15/2031	120	89
Northrop Grumman Corp. 5.15%, 5/1/2040	140	131
Raytheon Technologies Corp.
3.20%, 3/15/2024	28	27
4.50%, 6/1/2042	80	68
4.15%, 5/15/2045	138	111
3.75%, 11/1/2046	80	60
4.35%, 4/15/2047	90	75
		3,257
Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	14	14
Auto Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	110	81
Automobiles — 0.4%
Hyundai Capital America
1.15%, 11/10/2022 (a)	394	393
1.80%, 10/15/2025 (a)	140	124
1.30%, 1/8/2026 (a)	115	99
1.50%, 6/15/2026 (a)	45	38
3.00%, 2/10/2027 (a)	200	178
2.38%, 10/15/2027 (a)	130	109
1.80%, 1/10/2028 (a)	215	171
Nissan Motor Co. Ltd. (Japan) 4.35%, 9/17/2027 (a)	673	580
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (a)	200	143
		1,835
Banks — 4.6%
ABN AMRO Bank NV (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (b)	300	238
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	250	240

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (a)	200	181
2.55%, 2/13/2030 (a)	200	164
Banco Nacional de Panama (Panama) 2.50%, 8/11/2030 (a)	300	219
Banco Santander SA (Spain)
2.75%, 5/28/2025	200	183
5.15%, 8/18/2025	200	194
1.85%, 3/25/2026	400	345
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	200	165
Bank of America Corp.
Series L, 3.95%, 4/21/2025	92	89
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026 (b)	100	95
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (b)	100	87
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	235	202
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (b)	260	237
(SOFR + 1.58%), 4.38%, 4/27/2028 (b)	360	337
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029 (b)	76	69
(SOFR + 1.06%), 2.09%, 6/14/2029 (b)	204	166
(SOFR + 2.15%), 2.59%, 4/29/2031 (b)	313	248
(SOFR + 1.53%), 1.90%, 7/23/2031 (b)	150	112
(SOFR + 1.21%), 2.57%, 10/20/2032 (b)	330	252
(SOFR + 1.33%), 2.97%, 2/4/2033 (b)	110	86
(SOFR + 1.93%), 2.68%, 6/19/2041 (b)	743	480
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (b)	287	281
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	206	170
Bank of Montreal (Canada)
1.85%, 5/1/2025	200	184
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (b)	47	41
Banque Federative du Credit Mutuel SA (France)
2.38%, 11/21/2024 (a)	254	238
1.60%, 10/4/2026 (a)	245	209
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	369	347
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.30%, 8/9/2026 (b)	200	192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (b)	200	145
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	293	263
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	232	198
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (b)	349	273
(SOFR + 1.51%), 3.05%, 1/13/2031 (a) (b)	320	255
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (a) (b)	320	229
Citigroup, Inc.
4.40%, 6/10/2025	78	76
4.45%, 9/29/2027	210	194
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028 (b)	200	184
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028 (b)	605	545

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028 (b)	75	67
(ICE LIBOR USD 3 Month + 1.19%), 4.07%, 4/23/2029 (b)	74	67
(SOFR + 1.17%), 2.56%, 5/1/2032 (b)	625	480
(SOFR + 1.18%), 2.52%, 11/3/2032 (b)	110	83
(SOFR + 1.35%), 3.06%, 1/25/2033 (b)	171	135
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (b)	50	39
(SOFR + 1.38%), 2.90%, 11/3/2042 (b)	75	48
Comerica, Inc. 4.00%, 2/1/2029	150	139
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	450	415
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	650	581
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (b)	400	341
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	480	476
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028 (a) (b)	325	271
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024	229	226
(SOFR + 1.29%), 1.59%, 5/24/2027	200	167
(SOFR + 1.29%), 2.21%, 8/17/2029	200	155
(SOFR + 1.95%), 2.36%, 8/18/2031	300	220
6.50%, 9/15/2037	250	235
6.10%, 1/14/2042	120	115
ING Groep NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.40%, 7/1/2026 (a)	210	185
3.95%, 3/29/2027	200	184
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033	55	50
Lloyds Banking Group plc (United Kingdom)
4.50%, 11/4/2024	220	214
4.58%, 12/10/2025	200	189
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026	200	187
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027	245	208
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (b)	224	222
2.05%, 7/17/2030	340	259
3.75%, 7/18/2039	515	403
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	255	215
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (b)	380	371
(SOFR + 1.57%), 2.87%, 9/13/2030 (b)	220	179
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (a)	250	186
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (a) (b)	440	371
NatWest Group plc (United Kingdom)
4.80%, 4/5/2026	283	271
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (b)	440	378
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029 (b)	200	182
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.10%), 3.75%, 11/1/2029 (b)	200	185

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	200	195
PNC Bank NA 2.50%, 8/27/2024	250	240
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (b)	220	183
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (b)	260	220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a)	215	179
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (a)	500	365
Standard Chartered plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (b)	245	207
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.01%, 10/19/2026	25	23
3.04%, 7/16/2029	345	290
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.55%, 3/25/2026 (a)	403	354
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	200	163
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032 (a) (b)	200	165
Wells Fargo & Co.
5.38%, 11/2/2043	200	173
4.40%, 6/14/2046	47	36
Westpac Banking Corp. (Australia)
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031	140	128
3.13%, 11/18/2041	221	141
		20,174
Beverages — 0.5%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	373	336
4.90%, 2/1/2046	105	91
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	120	108
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	150	128
4.44%, 10/6/2048	130	106
4.75%, 4/15/2058	95	78
Coca-Cola Femsa SAB de CV (Mexico) 1.85%, 9/1/2032	215	156
Constellation Brands, Inc.
4.40%, 11/15/2025	50	49
2.88%, 5/1/2030	420	348
5.25%, 11/15/2048	25	23
Diageo Capital plc (United Kingdom) 1.38%, 9/29/2025	350	317
Fomento Economico Mexicano SAB de CV (Mexico) 3.50%, 1/16/2050	260	178
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	8	8
4.42%, 12/15/2046	64	51
		1,977
Biotechnology — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	516	452

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Biotechnology — continued
4.50%, 5/14/2035	100	89
4.05%, 11/21/2039	510	410
4.40%, 11/6/2042	370	307
4.85%, 6/15/2044	200	174
Amgen, Inc. 1.65%, 8/15/2028	120	99
Baxalta, Inc. 5.25%, 6/23/2045	3	3
Biogen, Inc. 2.25%, 5/1/2030	153	120
Gilead Sciences, Inc. 2.60%, 10/1/2040	310	205
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	460	348
		2,207
Building Products — 0.1%
Lennox International, Inc. 1.35%, 8/1/2025	540	482
Masco Corp.
2.00%, 10/1/2030	90	68
6.50%, 8/15/2032	80	80
		630
Capital Markets — 2.0%
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (a)	21	17
Blackstone Secured Lending Fund 3.65%, 7/14/2023	200	198
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	55	50
4.85%, 3/29/2029	54	50
4.70%, 9/20/2047	9	7
Charles Schwab Corp. (The) 3.20%, 3/2/2027	100	93
Credit Suisse Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	250	227
(SOFR + 2.04%), 2.19%, 6/5/2026 (a) (b)	250	217
(SOFR + 3.34%), 6.37%, 7/15/2026 (a) (b)	339	328
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024	380	362
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	205	174
(SOFR + 1.32%), 2.55%, 1/7/2028 (b)	350	284
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025	137	130
4.25%, 10/21/2025	105	101
3.85%, 1/26/2027	45	42
(SOFR + 0.91%), 1.95%, 10/21/2027	195	167
(SOFR + 1.11%), 2.64%, 2/24/2028	301	261
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028	742	671
2.60%, 2/7/2030	400	323
(SOFR + 1.25%), 2.38%, 7/21/2032	95	72
6.75%, 10/1/2037	80	80
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038	400	316
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039	215	178
Jefferies Group LLC 6.45%, 6/8/2027	81	82

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (a)	200	146
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (a)	210	180
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a)	220	207
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026	550	504
4.35%, 9/8/2026	20	19
3.63%, 1/20/2027	101	94
(SOFR + 1.00%), 2.48%, 1/21/2028 (b)	39	34
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028	222	200
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029 (b)	96	86
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (b)	159	146
(SOFR + 1.03%), 1.79%, 2/13/2032 (b)	280	205
(SOFR + 1.49%), 3.22%, 4/22/2042 (b)	265	185
4.30%, 1/27/2045	85	67
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	212	199
2.68%, 7/16/2030	200	153
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032 (b)	29	26
Nuveen LLC 4.00%, 11/1/2028 (a)	160	148
S&P Global, Inc.
4.25%, 5/1/2029 (a)	346	325
2.90%, 3/1/2032 (a)	193	161
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	400	382
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (a) (b)	449	433
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	200	171
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	240	227
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.09%, 2/11/2032 (a) (b)	250	182
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (b)	200	149
		9,059
Chemicals — 0.6%
Air Products and Chemicals, Inc. 1.85%, 5/15/2027	310	273
Albemarle Corp. 5.45%, 12/1/2044	50	44
Celanese US Holdings LLC 6.05%, 3/15/2025	151	148
Chevron Phillips Chemical Co. LLC 5.13%, 4/1/2025 (a)	485	486
Dow Chemical Co. (The) 4.55%, 11/30/2025	14	14
DuPont de Nemours, Inc. 5.32%, 11/15/2038	595	540
Eastman Chemical Co. 4.50%, 12/1/2028	220	203
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	190	156
3.27%, 11/15/2040 (a)	110	76
5.00%, 9/26/2048	52	43
3.47%, 12/1/2050 (a)	80	52
LYB International Finance III LLC
1.25%, 10/1/2025	79	69

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
3.63%, 4/1/2051	245	160
Nutrien Ltd. (Canada)
4.00%, 12/15/2026	70	66
4.20%, 4/1/2029	25	23
4.13%, 3/15/2035	90	76
5.00%, 4/1/2049	40	35
RPM International, Inc. 2.95%, 1/15/2032	305	235
Union Carbide Corp. 7.75%, 10/1/2096	75	83
		2,782
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	90	54
Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	360	288
2.35%, 1/15/2032	270	198
		486
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	52	48
3.50%, 12/15/2027	100	92
		140
Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
4.50%, 9/15/2023	600	591
2.88%, 8/14/2024	150	141
1.75%, 1/30/2026	150	128
2.45%, 10/29/2026	170	143
3.00%, 10/29/2028	210	168
3.30%, 1/30/2032	195	147
American Express Co. 4.20%, 11/6/2025	150	146
American Honda Finance Corp. 2.30%, 9/9/2026	17	15
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (a)	275	249
5.50%, 1/15/2026 (a)	395	372
2.13%, 2/21/2026 (a)	160	135
4.25%, 4/15/2026 (a)	245	220
4.38%, 5/1/2026 (a)	150	134
2.53%, 11/18/2027 (a)	1,301	1,018
Capital One Financial Corp.
4.20%, 10/29/2025	40	39
(SOFR + 2.16%), 4.98%, 7/24/2026 (b)	120	117
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	74	63
(SOFR + 1.27%), 2.62%, 11/2/2032 (b)	235	176
General Motors Financial Co., Inc.
1.20%, 10/15/2024	110	101

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
3.80%, 4/7/2025	180	171
1.25%, 1/8/2026	467	401
4.35%, 1/17/2027	113	105
2.35%, 1/8/2031	97	70
2.70%, 6/10/2031	205	151
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (a)	475	472
5.50%, 2/15/2024 (a)	23	23
		5,496
Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	284	249
Packaging Corp. of America 4.05%, 12/15/2049	155	116
WRKCo, Inc.
3.00%, 9/15/2024	80	76
3.90%, 6/1/2028	35	32
		473
Diversified Consumer Services — 0.1%
Pepperdine University Series 2020, 3.30%, 12/1/2059	110	71
University of Miami Series 2022, 4.06%, 4/1/2052	120	98
University of Southern California Series A, 3.23%, 10/1/2120	110	63
		232
Diversified Financial Services — 0.2%
Corebridge Financial, Inc.
3.65%, 4/5/2027 (a)	185	169
3.85%, 4/5/2029 (a)	130	115
GTP Acquisition Partners I LLC 3.48%, 6/16/2025 (a)	67	63
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	475	399
ORIX Corp. (Japan)
3.25%, 12/4/2024	100	96
3.70%, 7/18/2027	100	92
		934
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
2.30%, 6/1/2027	520	455
1.65%, 2/1/2028	55	45
2.25%, 2/1/2032	430	325
3.50%, 6/1/2041	154	111
3.65%, 6/1/2051	381	257
3.55%, 9/15/2055	126	83
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (a)	150	128
Verizon Communications, Inc.
2.10%, 3/22/2028	200	169
3.15%, 3/22/2030	40	34
1.68%, 10/30/2030	75	56

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
2.36%, 3/15/2032	147	113
2.65%, 11/20/2040	260	169
		1,945
Electric Utilities — 1.6%
AEP Transmission Co. LLC 3.15%, 9/15/2049	35	24
Alabama Power Co. 6.13%, 5/15/2038	62	63
Avangrid, Inc. 3.15%, 12/1/2024	72	69
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	47	35
2.90%, 6/15/2050	110	71
CenterPoint Energy Houston Electric LLC
3.95%, 3/1/2048	10	8
Series AD, 2.90%, 7/1/2050	200	132
China Southern Power Grid International Finance BVI Co. Ltd. (China) 3.50%, 5/8/2027 (a)	200	189
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (a)	95	86
4.55%, 11/15/2030 (a)	65	61
Commonwealth Edison Co. 3.65%, 6/15/2046	30	23
Duke Energy Corp. 2.65%, 9/1/2026	100	91
Duke Energy Indiana LLC 3.75%, 5/15/2046	60	45
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	46	34
Duke Energy Progress LLC 3.70%, 10/15/2046	54	41
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (a)	160	142
2.53%, 10/1/2030 (a)	210	161
Edison International 3.55%, 11/15/2024	284	273
Emera US Finance LP (Canada) 4.75%, 6/15/2046	130	102
Entergy Arkansas LLC 3.50%, 4/1/2026	22	21
Entergy Corp. 2.95%, 9/1/2026	21	19
Entergy Louisiana LLC
2.40%, 10/1/2026	59	53
3.05%, 6/1/2031	38	32
4.00%, 3/15/2033	40	35
2.90%, 3/15/2051	130	82
Entergy Mississippi LLC 3.85%, 6/1/2049	135	101
Evergy Metro, Inc.
3.15%, 3/15/2023	24	24
5.30%, 10/1/2041	50	47
4.20%, 3/15/2048	50	41
Evergy, Inc. 2.90%, 9/15/2029	170	140
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	585	521
Florida Power & Light Co. 5.40%, 9/1/2035	50	48
Fortis, Inc. (Canada) 3.06%, 10/4/2026	124	113
Hydro-Quebec (Canada) Series IO, 8.05%, 7/7/2024	100	106
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	100	82
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (a)	40	38

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.15%, 6/1/2037	30	29
Massachusetts Electric Co. 4.00%, 8/15/2046 (a)	56	42
MidAmerican Energy Co. 3.50%, 10/15/2024	59	58
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	40	37
Nevada Power Co. Series CC, 3.70%, 5/1/2029	100	91
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (a)	45	33
NextEra Energy Capital Holdings, Inc. 3.55%, 5/1/2027	27	25
Niagara Mohawk Power Corp.
3.51%, 10/1/2024 (a)	19	18
1.96%, 6/27/2030 (a)	250	193
NRG Energy, Inc.
2.00%, 12/2/2025 (a)	185	163
2.45%, 12/2/2027 (a)	210	172
4.45%, 6/15/2029 (a)	110	95
OGE Energy Corp. 0.70%, 5/26/2023	135	131
Oklahoma Gas and Electric Co. 0.55%, 5/26/2023	165	160
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	25	26
3.10%, 9/15/2049	215	149
Pacific Gas and Electric Co.
1.70%, 11/15/2023	175	168
3.25%, 2/16/2024	505	487
3.45%, 7/1/2025	145	135
2.95%, 3/1/2026	90	79
3.75%, 8/15/2042 (c)	33	21
4.30%, 3/15/2045	55	36
4.00%, 12/1/2046	230	147
PECO Energy Co. 2.80%, 6/15/2050	100	64
Pennsylvania Electric Co. 3.25%, 3/15/2028 (a)	19	17
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	160	145
Series A-4, 5.21%, 12/1/2047	110	104
Series A-5, 5.10%, 6/1/2052	205	195
Potomac Electric Power Co. 6.50%, 11/15/2037	75	80
Public Service Co. of Oklahoma Series G, 6.63%, 11/15/2037	175	181
Public Service Electric and Gas Co. 5.38%, 11/1/2039	28	26
Southern California Edison Co.
Series C, 3.50%, 10/1/2023	53	52
Series B, 3.65%, 3/1/2028	80	73
Series 05-B, 5.55%, 1/15/2036	80	74
4.05%, 3/15/2042	100	75
Tampa Electric Co. 4.45%, 6/15/2049	100	84
Toledo Edison Co. (The) 6.15%, 5/15/2037	50	51
Union Electric Co. 2.95%, 6/15/2027	36	33
Virginia Electric and Power Co. 6.35%, 11/30/2037	70	72
		6,974

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc.
4.50%, 3/1/2023	8	8
3.25%, 9/8/2024	44	42
3.88%, 1/12/2028	22	20
Corning, Inc.
5.35%, 11/15/2048	110	99
3.90%, 11/15/2049	174	123
		292
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC
3.14%, 11/7/2029	180	153
4.49%, 5/1/2030	115	106
5.13%, 9/15/2040	40	35
Halliburton Co.
4.85%, 11/15/2035	30	26
6.70%, 9/15/2038	60	60
NOV, Inc. 3.60%, 12/1/2029	200	169
Schlumberger Finance Canada Ltd. 1.40%, 9/17/2025	300	272
Schlumberger Holdings Corp.
3.75%, 5/1/2024 (a)	55	54
3.90%, 5/17/2028 (a)	62	56
		931
Entertainment — 0.0% ^
Activision Blizzard, Inc. 1.35%, 9/15/2030	241	183
Equity Real Estate Investment Trusts (REITs) — 1.8%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	23	22
2.00%, 5/18/2032	240	176
1.88%, 2/1/2033	140	98
4.00%, 2/1/2050	125	93
American Tower Corp.
5.00%, 2/15/2024	71	71
3.38%, 10/15/2026	44	40
1.50%, 1/31/2028	325	260
2.10%, 6/15/2030	150	115
1.88%, 10/15/2030	275	203
3.70%, 10/15/2049	230	157
3.10%, 6/15/2050	130	81
2.95%, 1/15/2051	85	51
Boston Properties LP
3.13%, 9/1/2023	30	29
3.20%, 1/15/2025	61	58
3.65%, 2/1/2026	67	63
Brixmor Operating Partnership LP
3.65%, 6/15/2024	50	48
3.85%, 2/1/2025	50	48

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
2.25%, 4/1/2028	200	161
2.50%, 8/16/2031	105	77
Corporate Office Properties LP
2.25%, 3/15/2026	470	412
2.75%, 4/15/2031	326	240
Crown Castle, Inc. 4.00%, 3/1/2027	24	22
Digital Realty Trust LP 3.70%, 8/15/2027	31	29
Duke Realty LP
3.25%, 6/30/2026	18	17
2.88%, 11/15/2029	95	81
Equinix, Inc.
2.90%, 11/18/2026	285	256
2.00%, 5/15/2028	463	379
Essex Portfolio LP
1.65%, 1/15/2031	200	146
2.65%, 3/15/2032	145	112
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (a)	79	73
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	43	39
Healthcare Realty Holdings LP
3.10%, 2/15/2030	310	254
2.00%, 3/15/2031	160	118
Healthpeak Properties, Inc.
2.13%, 12/1/2028	330	270
3.50%, 7/15/2029	132	116
3.00%, 1/15/2030	90	75
Life Storage LP
4.00%, 6/15/2029	150	132
2.20%, 10/15/2030	300	228
2.40%, 10/15/2031	125	94
Mid-America Apartments LP
3.95%, 3/15/2029	230	209
1.70%, 2/15/2031	150	113
National Retail Properties, Inc.
3.60%, 12/15/2026	58	54
4.30%, 10/15/2028	150	138
Office Properties Income Trust
2.40%, 2/1/2027	255	184
3.45%, 10/15/2031	130	79
Physicians Realty LP 2.63%, 11/1/2031	130	99
Prologis LP
2.25%, 4/15/2030	20	16
2.13%, 10/15/2050	150	84
Public Storage
1.95%, 11/9/2028	156	130
2.25%, 11/9/2031	131	103
Regency Centers LP 2.95%, 9/15/2029	215	178
Sabra Health Care LP 3.20%, 12/1/2031	210	154

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
Safehold Operating Partnership LP 2.85%, 1/15/2032	400	298
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	170	162
SITE Centers Corp. 3.63%, 2/1/2025	61	58
UDR, Inc.
2.95%, 9/1/2026	28	25
3.20%, 1/15/2030	150	126
3.00%, 8/15/2031	25	20
2.10%, 8/1/2032	160	116
1.90%, 3/15/2033	240	166
Ventas Realty LP
4.13%, 1/15/2026	9	9
3.25%, 10/15/2026	25	23
3.85%, 4/1/2027	49	46
Vornado Realty LP 3.50%, 1/15/2025	60	56
Welltower, Inc.
3.10%, 1/15/2030	85	71
6.50%, 3/15/2041	125	124
WP Carey, Inc.
4.25%, 10/1/2026	245	231
2.25%, 4/1/2033	180	128
		8,144
Food & Staples Retailing — 0.3%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	170	147
1.30%, 2/10/2028 (a)	137	110
2.50%, 2/10/2041 (a)	139	86
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	250	170
3.80%, 1/25/2050 (a)	230	154
3.63%, 5/13/2051 (a)	280	181
CVS Pass-Through Trust
7.51%, 1/10/2032 (a)	61	64
5.93%, 1/10/2034 (a)	67	66
Series 2013, 4.70%, 1/10/2036 (a)	144	132
Kroger Co. (The)
2.20%, 5/1/2030	500	398
5.40%, 7/15/2040	18	17
		1,525
Food Products — 0.4%
Bimbo Bakeries USA, Inc. (Mexico) 4.00%, 5/17/2051 (a)	290	217
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	400	315
Campbell Soup Co. 3.13%, 4/24/2050	47	30
Conagra Brands, Inc. 5.30%, 11/1/2038	35	31
General Mills, Inc. 3.00%, 2/1/2051	100	65
Kraft Heinz Foods Co.
4.63%, 10/1/2039	200	166

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Food Products — continued
4.38%, 6/1/2046	153	119
McCormick & Co., Inc. 2.50%, 4/15/2030	342	278
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	27	26
Smithfield Foods, Inc.
5.20%, 4/1/2029 (a)	160	149
3.00%, 10/15/2030 (a)	380	293
Tyson Foods, Inc.
4.88%, 8/15/2034	20	18
5.15%, 8/15/2044	90	80
		1,787
Gas Utilities — 0.2%
Atmos Energy Corp.
0.63%, 3/9/2023	105	103
4.13%, 10/15/2044	50	40
4.13%, 3/15/2049	155	125
Boston Gas Co. 4.49%, 2/15/2042 (a)	22	18
Brooklyn Union Gas Co. (The) 4.27%, 3/15/2048 (a)	80	58
ONE Gas, Inc. 2.00%, 5/15/2030	200	158
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	200	176
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	195	164
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	53	58
4.80%, 3/15/2047 (a)	26	21
Southwest Gas Corp. 3.80%, 9/29/2046	44	30
		951
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories 4.75%, 11/30/2036	130	127
Becton Dickinson and Co. 4.67%, 6/6/2047	75	64
Boston Scientific Corp. 4.55%, 3/1/2039	49	42
DH Europe Finance II SARL 3.25%, 11/15/2039	184	140
		373
Health Care Providers & Services — 0.8%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	130	105
Ascension Health Series B, 2.53%, 11/15/2029	190	161
Children's Hospital Series 2020, 2.93%, 7/15/2050	180	117
Cigna Corp. 4.50%, 2/25/2026	127	124
CommonSpirit Health
1.55%, 10/1/2025	145	129
2.78%, 10/1/2030	145	116
3.91%, 10/1/2050	140	100
CVS Health Corp.
4.30%, 3/25/2028	21	20
5.05%, 3/25/2048	323	284
Elevance Health, Inc.
3.35%, 12/1/2024	70	67
4.10%, 3/1/2028	55	52

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.65%, 1/15/2043	18	15
4.65%, 8/15/2044	65	56
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 9/1/2041	390	263
Series 2020, 2.88%, 9/1/2050	230	150
HCA, Inc.
5.25%, 6/15/2026	340	328
5.13%, 6/15/2039	125	105
5.50%, 6/15/2047	245	207
Memorial Health Services 3.45%, 11/1/2049	245	179
MidMichigan Health Series 2020, 3.41%, 6/1/2050	80	56
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	83	67
MultiCare Health System 2.80%, 8/15/2050	120	75
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	36	33
Quest Diagnostics, Inc. 3.45%, 6/1/2026	17	16
Texas Health Resources 2.33%, 11/15/2050	140	80
UnitedHealth Group, Inc.
4.63%, 7/15/2035	34	31
3.50%, 8/15/2039	160	126
3.25%, 5/15/2051	140	97
Universal Health Services, Inc. 2.65%, 10/15/2030 (a)	328	243
Yale-New Haven Health Services Corp. Series 2020, 2.50%, 7/1/2050	200	118
		3,520
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp. 4.70%, 12/9/2035	60	55
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	95	93
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	200	187
Constellation Energy Generation LLC
3.25%, 6/1/2025	250	237
6.25%, 10/1/2039	100	98
5.75%, 10/1/2041	144	133
Southern Power Co. 5.15%, 9/15/2041	50	44
Tri-State Generation and Transmission Association, Inc. 4.25%, 6/1/2046	25	18
		717
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	325	291
Honeywell International, Inc. 2.50%, 11/1/2026	150	138
		429
Insurance — 0.9%
AIA Group Ltd. (Hong Kong)
3.20%, 3/11/2025 (a)	200	193
3.90%, 4/6/2028 (a)	210	196
3.60%, 4/9/2029 (a)	200	183

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Assurant, Inc. 4.20%, 9/27/2023	63	63
Athene Global Funding
2.75%, 6/25/2024 (a)	155	147
2.50%, 1/14/2025 (a)	103	96
1.45%, 1/8/2026 (a)	370	322
2.95%, 11/12/2026 (a)	515	454
Berkshire Hathaway Finance Corp.
4.30%, 5/15/2043	62	53
3.85%, 3/15/2052	210	160
Brown & Brown, Inc. 2.38%, 3/15/2031	460	344
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	42	42
2.70%, 3/13/2023	120	119
CNA Financial Corp. 3.95%, 5/15/2024	44	43
F&G Global Funding 1.75%, 6/30/2026 (a)	185	161
Guardian Life Insurance Co. of America (The) 4.85%, 1/24/2077 (a)	21	17
Hanover Insurance Group, Inc. (The) 2.50%, 9/1/2030	120	92
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	70	56
Intact US Holdings, Inc. 4.60%, 11/9/2022	100	100
Jackson National Life Global Funding 3.88%, 6/11/2025 (a)	87	83
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (a)	27	25
3.95%, 10/15/2050 (a)	207	139
Markel Corp. 3.63%, 3/30/2023	40	40
MetLife, Inc. 4.13%, 8/13/2042	28	23
New York Life Global Funding 2.35%, 7/14/2026 (a)	65	59
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	105	82
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (a)	195	162
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (b)	134	104
Principal Financial Group, Inc. 3.70%, 5/15/2029	30	27
Prudential Financial, Inc. 3.91%, 12/7/2047	61	46
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (a)	150	160
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	50	41
		3,832
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.88%, 8/22/2037	80	69
3.95%, 4/13/2052	390	320
eBay, Inc. 2.60%, 5/10/2031	830	647
		1,036
IT Services — 0.2%
CGI, Inc. (Canada) 2.30%, 9/14/2031	370	273
Fiserv, Inc.
3.20%, 7/1/2026	70	65
4.40%, 7/1/2049	65	50

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
IT Services — continued
Global Payments, Inc.
3.20%, 8/15/2029	236	197
5.30%, 8/15/2029	91	86
2.90%, 5/15/2030	48	38
2.90%, 11/15/2031	92	70
		779
Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	332	290
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	330	260
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	75	67
Otis Worldwide Corp. 2.57%, 2/15/2030	280	229
Parker-Hannifin Corp. 4.45%, 11/21/2044	30	25
Xylem, Inc. 2.25%, 1/30/2031	110	88
		409
Media — 0.5%
Charter Communications Operating LLC
5.38%, 4/1/2038	38	31
3.50%, 3/1/2042	195	124
4.80%, 3/1/2050	240	173
3.70%, 4/1/2051	445	270
Comcast Corp.
3.55%, 5/1/2028	66	60
4.25%, 1/15/2033	167	151
4.20%, 8/15/2034	89	78
3.90%, 3/1/2038	32	26
3.25%, 11/1/2039	130	95
3.75%, 4/1/2040	160	126
4.00%, 11/1/2049	52	40
2.89%, 11/1/2051	186	116
2.94%, 11/1/2056	291	174
2.99%, 11/1/2063	76	44
Cox Communications, Inc.
3.35%, 9/15/2026 (a)	67	62
2.95%, 10/1/2050 (a)	180	107
Discovery Communications LLC
5.20%, 9/20/2047	80	59
4.00%, 9/15/2055	124	73
Paramount Global 4.00%, 1/15/2026	42	40
Time Warner Cable LLC
6.55%, 5/1/2037	50	45
7.30%, 7/1/2038	50	48

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
5.50%, 9/1/2041	100	78
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	90	96
		2,116
Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
4.13%, 5/30/2023 (a)	112	111
2.50%, 9/1/2030 (a)	750	574
Nucor Corp. 2.98%, 12/15/2055	30	18
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	600	535
Steel Dynamics, Inc. 1.65%, 10/15/2027	126	103
		1,341
Multiline Retail — 0.1%
Nordstrom, Inc. 4.25%, 8/1/2031	300	206
Multi-Utilities — 0.3%
Ameren Illinois Co. 3.25%, 3/15/2050	185	128
CenterPoint Energy, Inc. 1.45%, 6/1/2026	230	201
CMS Energy Corp.
3.88%, 3/1/2024	110	108
2.95%, 2/15/2027	47	42
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	38	37
4.50%, 5/15/2058	54	42
Consumers Energy Co. 3.25%, 8/15/2046	19	14
Delmarva Power & Light Co. 4.15%, 5/15/2045	50	40
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (a)	50	47
NiSource, Inc.
2.95%, 9/1/2029	85	72
1.70%, 2/15/2031	190	141
San Diego Gas & Electric Co. 5.35%, 5/15/2035	70	66
Southern Co. Gas Capital Corp.
2.45%, 10/1/2023	19	19
3.25%, 6/15/2026	17	16
5.88%, 3/15/2041	96	92
4.40%, 6/1/2043	42	33
3.95%, 10/1/2046	21	15
WEC Energy Group, Inc. 3.55%, 6/15/2025	11	10
		1,123
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	200	173
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (a)	120	115
4.25%, 7/15/2027 (a)	73	68
Boardwalk Pipelines LP 3.40%, 2/15/2031	170	137
BP Capital Markets America, Inc.
3.02%, 1/16/2027	35	32

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
2.77%, 11/10/2050	130	81
2.94%, 6/4/2051	205	130
3.00%, 3/17/2052	135	86
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	140	128
Buckeye Partners LP 5.85%, 11/15/2043	100	74
Cameron LNG LLC 3.70%, 1/15/2039 (a)	188	144
Chevron USA, Inc. 3.25%, 10/15/2029	110	99
Coterra Energy, Inc. 3.90%, 5/15/2027 (a)	235	218
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	137	101
Ecopetrol SA (Colombia)
5.88%, 9/18/2023	28	28
4.13%, 1/16/2025	33	30
5.38%, 6/26/2026	39	35
Energy Transfer LP
4.75%, 1/15/2026	187	180
3.90%, 7/15/2026	24	22
5.50%, 6/1/2027	90	88
4.95%, 5/15/2028	40	37
4.15%, 9/15/2029	102	89
6.05%, 6/1/2041	100	89
6.10%, 2/15/2042	60	52
6.00%, 6/15/2048	235	203
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	50	53
Enterprise Products Operating LLC
3.90%, 2/15/2024	25	25
3.70%, 2/15/2026	38	36
7.55%, 4/15/2038	86	94
4.45%, 2/15/2043	87	70
5.10%, 2/15/2045	16	14
3.20%, 2/15/2052	50	32
4.95%, 10/15/2054	6	5
EQM Midstream Partners LP 5.50%, 7/15/2028	130	111
EQT Corp. 3.90%, 10/1/2027	60	55
Equinor ASA (Norway) 3.25%, 11/10/2024	23	22
Exxon Mobil Corp. 3.00%, 8/16/2039	405	301
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	355	276
4.32%, 12/30/2039 (a)	130	92
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (a)	246	188
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	135	130
2.60%, 10/15/2025 (a)	165	148
3.45%, 10/15/2027 (a)	372	329
HF Sinclair Corp.
2.63%, 10/1/2023 (a)	255	247
5.88%, 4/1/2026 (a)	138	135
Magellan Midstream Partners LP 3.20%, 3/15/2025	14	13

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Marathon Petroleum Corp. 4.70%, 5/1/2025	156	153
MPLX LP
4.50%, 7/15/2023	213	212
4.80%, 2/15/2029	261	243
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	215	168
ONEOK Partners LP
5.00%, 9/15/2023	72	72
6.65%, 10/1/2036	15	14
ONEOK, Inc. 2.20%, 9/15/2025	250	227
Phillips 66 Co.
3.15%, 12/15/2029 (a)	95	80
4.90%, 10/1/2046 (a)	37	32
Pioneer Natural Resources Co. 1.90%, 8/15/2030	270	206
Plains All American Pipeline LP
5.15%, 6/1/2042	120	91
4.30%, 1/31/2043	30	20
4.70%, 6/15/2044	110	79
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	235	235
5.00%, 3/15/2027	450	432
4.50%, 5/15/2030	200	182
Spectra Energy Partners LP 4.50%, 3/15/2045	25	20
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	60	58
6.80%, 5/15/2038	145	147
Targa Resources Corp. 4.20%, 2/1/2033	100	83
Texas Eastern Transmission LP 3.50%, 1/15/2028 (a)	15	13
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	350	249
3.46%, 7/12/2049	145	106
3.13%, 5/29/2050	260	180
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	70	69
4.75%, 5/15/2038	80	70
Valero Energy Corp.
2.15%, 9/15/2027	210	182
7.50%, 4/15/2032	14	15
		8,453
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The)
2.60%, 4/15/2030	404	342
3.13%, 12/1/2049	150	106
GSK Consumer Healthcare Capital US LLC 3.38%, 3/24/2029 (a)	260	227
		675

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — 0.5%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	50	54
4.00%, 9/18/2042	40	33
2.13%, 8/6/2050	140	81
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	114	100
2.35%, 11/13/2040	175	117
4.55%, 2/20/2048	47	41
Mylan, Inc. 5.40%, 11/29/2043	21	15
Royalty Pharma plc 1.20%, 9/2/2025	98	87
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	234	216
Takeda Pharmaceutical Co. Ltd. (Japan)
3.03%, 7/9/2040	545	386
3.18%, 7/9/2050	225	149
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	210	191
Viatris, Inc. 2.30%, 6/22/2027	589	481
Zoetis, Inc. 2.00%, 5/15/2030	170	135
		2,086
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	85	86
5.40%, 6/1/2041	126	123
4.38%, 9/1/2042	25	21
5.15%, 9/1/2043	77	73
4.70%, 9/1/2045	35	31
CSX Corp.
5.50%, 4/15/2041	50	48
4.75%, 11/15/2048	108	95
3.35%, 9/15/2049	10	7
ERAC USA Finance LLC
7.00%, 10/15/2037 (a)	160	167
5.63%, 3/15/2042 (a)	12	11
JB Hunt Transport Services, Inc. 3.85%, 3/15/2024	70	69
Kansas City Southern 4.70%, 5/1/2048	197	169
Norfolk Southern Corp.
3.95%, 10/1/2042	70	55
4.05%, 8/15/2052	40	31
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (a)	25	24
3.40%, 11/15/2026 (a)	25	23
4.20%, 4/1/2027 (a)	75	70
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	270	248
Union Pacific Corp. 4.10%, 9/15/2067	150	113
		1,464
Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc. 2.80%, 10/1/2041	227	161

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
Broadcom, Inc.
1.95%, 2/15/2028 (a)	592	485
3.14%, 11/15/2035 (a)	378	265
3.19%, 11/15/2036 (a)	370	253
Intel Corp. 3.10%, 2/15/2060	50	30
KLA Corp. 3.30%, 3/1/2050	150	105
Microchip Technology, Inc.
0.97%, 2/15/2024	90	85
0.98%, 9/1/2024	166	153
NXP BV (China)
2.50%, 5/11/2031	360	269
3.25%, 5/11/2041	370	242
TSMC Arizona Corp. (Taiwan) 4.50%, 4/22/2052	200	174
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (a)	200	190
Xilinx, Inc. 2.38%, 6/1/2030	623	514
		2,926
Software — 0.4%
Microsoft Corp.
2.00%, 8/8/2023	125	123
3.50%, 2/12/2035	68	61
3.45%, 8/8/2036	60	53
2.92%, 3/17/2052	65	46
3.04%, 3/17/2062	40	27
Oracle Corp.
3.60%, 4/1/2040	450	305
4.00%, 7/15/2046	110	74
Roper Technologies, Inc.
1.40%, 9/15/2027	350	290
2.00%, 6/30/2030	160	122
VMware, Inc.
1.40%, 8/15/2026	404	345
4.65%, 5/15/2027	135	129
Workday, Inc. 3.50%, 4/1/2027	285	264
		1,839
Specialty Retail — 0.2%
AutoZone, Inc. 1.65%, 1/15/2031	180	134
Home Depot, Inc. (The)
3.90%, 12/6/2028	110	105
4.95%, 9/15/2052	198	186
Lowe's Cos., Inc.
1.70%, 10/15/2030	430	324
2.63%, 4/1/2031	105	84
O'Reilly Automotive, Inc.
3.55%, 3/15/2026	80	76
3.60%, 9/1/2027	49	46
		955

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
3.45%, 2/9/2045	82	65
3.85%, 8/4/2046	117	97
3.75%, 9/12/2047	140	113
Dell International LLC
5.45%, 6/15/2023	32	32
6.02%, 6/15/2026	522	524
HP, Inc. 3.00%, 6/17/2027	160	142
		973
Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
4.63%, 7/11/2024 (a)	200	194
1.00%, 1/20/2026 (a)	305	263
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	250	217
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (b)	250	180
		854
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	410	289
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	210	167
4.39%, 8/15/2037	250	179
3.73%, 9/25/2040	140	90
4.54%, 8/15/2047	282	187
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	160	138
		1,050
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	245	225
3.25%, 3/1/2025	48	45
3.38%, 7/1/2025	378	352
2.88%, 1/15/2026	160	143
3.25%, 10/1/2029	220	179
Aviation Capital Group LLC
3.88%, 5/1/2023 (a)	100	98
5.50%, 12/15/2024 (a)	174	169
WW Grainger, Inc. 4.60%, 6/15/2045	77	70
		1,281
Transportation Infrastructure — 0.1%
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (a)	360	338
Water Utilities — 0.1%
American Water Capital Corp.
3.45%, 6/1/2029	35	31

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Water Utilities — continued
4.00%, 12/1/2046	52	40
3.45%, 5/1/2050	225	161
		232
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico)
3.63%, 4/22/2029	200	180
4.38%, 4/22/2049	200	164
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (a)	180	144
T-Mobile USA, Inc. 3.88%, 4/15/2030	850	754
Vodafone Group plc (United Kingdom)
5.25%, 5/30/2048	64	53
4.88%, 6/19/2049	255	200
		1,495
Total Corporate Bonds (Cost $137,555)		113,763
U.S. Treasury Obligations — 25.3%
U.S. Treasury Bonds
3.50%, 2/15/2039	1,038	988
4.25%, 5/15/2039	945	985
1.13%, 5/15/2040	1,220	762
3.88%, 8/15/2040	1,975	1,941
1.88%, 2/15/2041	1,110	786
2.25%, 5/15/2041	4,785	3,617
1.75%, 8/15/2041	515	352
2.00%, 11/15/2041	205	147
3.13%, 11/15/2041	950	826
2.38%, 2/15/2042	2,510	1,923
2.75%, 8/15/2042	1,800	1,462
2.75%, 11/15/2042	2,345	1,900
3.13%, 2/15/2043	500	430
2.88%, 5/15/2043	1,590	1,310
3.63%, 8/15/2043	350	326
3.75%, 11/15/2043	514	488
3.63%, 2/15/2044	645	599
3.38%, 5/15/2044	1,000	892
3.00%, 11/15/2044	663	554
2.50%, 2/15/2045	2,000	1,525
2.88%, 8/15/2045	570	465
3.00%, 11/15/2045	1,000	835
2.25%, 8/15/2046	3,104	2,235
3.00%, 2/15/2047	28	23
3.00%, 2/15/2048	90	76
3.13%, 5/15/2048	176	152
2.88%, 5/15/2049	160	133
2.25%, 8/15/2049	1,095	801
2.38%, 11/15/2049	1,365	1,028

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.00%, 2/15/2050	740	508
1.25%, 5/15/2050	197	110
1.38%, 8/15/2050	140	81
1.63%, 11/15/2050	2,240	1,391
1.88%, 2/15/2051	3,514	2,326
2.38%, 5/15/2051	1,100	823
2.00%, 8/15/2051	1,215	830
1.88%, 11/15/2051	5,100	3,373
2.25%, 2/15/2052	2,125	1,544
2.88%, 5/15/2052	2,225	1,866
U.S. Treasury Inflation Indexed Bonds
3.63%, 4/15/2028	300	597
2.50%, 1/15/2029	100	143
U.S. Treasury Notes
1.50%, 2/28/2023	525	520
2.75%, 5/31/2023	46	46
2.50%, 8/15/2023	600	591
1.38%, 8/31/2023	700	682
1.63%, 10/31/2023	2,000	1,943
2.13%, 2/29/2024	94	91
2.50%, 5/15/2024	30	29
2.00%, 6/30/2024	10	10
2.25%, 11/15/2024	112	107
1.75%, 12/31/2024	2,766	2,620
2.00%, 2/15/2025	1,000	949
2.88%, 4/30/2025	146	141
2.13%, 5/15/2025	575	545
2.88%, 5/31/2025	318	307
2.00%, 8/15/2025	729	684
2.25%, 11/15/2025	610	574
0.38%, 1/31/2026	650	573
1.63%, 2/15/2026	59	55
0.50%, 2/28/2026	4,645	4,099
2.50%, 2/28/2026	160	151
0.75%, 4/30/2026	100	89
0.88%, 6/30/2026	3,965	3,510
1.50%, 8/15/2026	28	25
0.88%, 9/30/2026	180	159
2.00%, 11/15/2026	84	77
1.75%, 12/31/2026	2,082	1,891
1.50%, 1/31/2027	74	66
2.25%, 2/15/2027	293	271
2.63%, 5/31/2027	5,100	4,788
2.75%, 7/31/2027	2,230	2,100
3.13%, 8/31/2027	2,935	2,815
0.38%, 9/30/2027	1,160	968
2.75%, 2/15/2028	65	61
1.25%, 3/31/2028	2,475	2,134

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.88%, 5/15/2028	991	931
1.25%, 6/30/2028	3,937	3,375
2.88%, 4/30/2029	6,775	6,325
3.13%, 8/31/2029	2,895	2,748
1.75%, 11/15/2029	265	230
1.50%, 2/15/2030	389	330
0.63%, 8/15/2030	280	219
0.88%, 11/15/2030	2,050	1,633
1.63%, 5/15/2031	805	676
1.25%, 8/15/2031	250	202
1.38%, 11/15/2031	840	683
1.88%, 2/15/2032	2,950	2,500
2.88%, 5/15/2032	1,630	1,507
U.S. Treasury STRIPS Bonds
1.96%, 11/15/2022 (d)	750	747
2.81%, 5/15/2023 (d)	2,420	2,364
2.35%, 8/15/2023 (d)	1,890	1,824
2.83%, 11/15/2023 (d)	173	165
1.76%, 2/15/2024 (d)	327	309
3.54%, 11/15/2024 (d)	110	101
4.09%, 2/15/2025 (d)	50	45
5.58%, 5/15/2026 (d)	100	86
3.78%, 8/15/2026 (d)	23	20
3.91%, 11/15/2026 (d)	250	211
4.55%, 2/15/2027 (d)	300	251
4.00%, 5/15/2027 (d)	725	599
3.57%, 8/15/2027 (d)	250	205
4.37%, 11/15/2027 (d)	710	576
3.32%, 2/15/2028 (d)	27	22
3.14%, 5/15/2028 (d)	140	111
8.46%, 8/15/2028 (d)	50	39
4.54%, 2/15/2029 (d)	658	509
1.62%, 8/15/2029 (d)	3,400	2,584
4.26%, 11/15/2029 (d)	200	150
5.29%, 5/15/2030 (d)	300	222
4.37%, 8/15/2030 (d)	300	220
3.91%, 11/15/2030 (d)	500	363
5.03%, 2/15/2031 (d)	350	252
4.29%, 5/15/2031 (d)	275	196
3.56%, 11/15/2031 (d)	760	530
4.13%, 2/15/2032 (d)	350	242
4.65%, 11/15/2032 (d)	800	536
4.17%, 2/15/2033 (d)	400	266
4.29%, 5/15/2033 (d)	1,175	772
7.19%, 8/15/2033 (d)	100	65
4.83%, 11/15/2033 (d)	1,025	661
4.32%, 2/15/2034 (d)	775	495
3.60%, 11/15/2034 (d)	50	31

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.54%, 2/15/2035 (d)	65	40
3.88%, 5/15/2035 (d)	250	151
2.49%, 11/15/2041 (d)	100	45
Total U.S. Treasury Obligations (Cost $132,319)		112,188
Mortgage-Backed Securities — 20.1%
FHLMC
Pool # 611141, ARM, 2.34%, 1/1/2027 (e)	7	7
Pool # 846812, ARM, 2.67%, 4/1/2030 (e)	2	2
Pool # 1B1665, ARM, 2.86%, 4/1/2034 (e)	8	8
Pool # 1B2844, ARM, 2.23%, 3/1/2035 (e)	17	17
Pool # 1B3209, ARM, 2.01%, 1/1/2037 (e)	7	7
FHLMC Gold Pools, 30 Year
Pool # G00981, 8.50%, 7/1/2028	1	1
Pool # C00785, 6.50%, 6/1/2029	4	5
Pool # C01292, 6.00%, 2/1/2032	3	3
Pool # A13625, 5.50%, 10/1/2033	18	19
Pool # A28796, 6.50%, 11/1/2034	5	5
Pool # A46417, 7.00%, 4/1/2035	28	29
Pool # V83115, 4.50%, 3/1/2047	382	369
Pool # Q48338, 4.50%, 5/1/2047	33	32
Pool # G61060, 4.50%, 6/1/2047	651	632
FHLMC Gold Pools, Other
Pool # P20570, 7.00%, 7/1/2029	26	26
Pool # U80265, 3.50%, 4/1/2033	221	206
Pool # U90690, 3.50%, 6/1/2042	184	170
Pool # U90975, 4.00%, 6/1/2042	84	80
Pool # U99134, 4.00%, 1/1/2046	140	133
FHLMC UMBS, 30 Year
Pool # RA2008, 4.00%, 1/1/2050	290	272
Pool # QB1397, 2.50%, 7/1/2050	1,536	1,296
Pool # QB1284, 3.50%, 7/1/2050	679	616
Pool # QB1248, 4.00%, 7/1/2050	696	651
Pool # RA6702, 3.00%, 2/1/2052	980	861
FNMA
Pool # 303532, ARM, 3.92%, 3/1/2029 (e)	—	—
Pool # 745446, ARM, 2.72%, 4/1/2033 (e)	11	11
Pool # 722985, ARM, 3.99%, 7/1/2033 (e)	12	12
Pool # 766610, ARM, 1.96%, 1/1/2034 (e)	10	10
Pool # 735332, ARM, 3.20%, 8/1/2034 (e)	16	16
Pool # 735740, ARM, 3.19%, 10/1/2034 (e)	9	9
Pool # 810896, ARM, 3.14%, 1/1/2035 (e)	34	34
Pool # 823660, ARM, 3.17%, 5/1/2035 (e)	21	21
FNMA UMBS, 15 Year
Pool # 949415, 4.50%, 3/1/2023	—	—
Pool # 962871, 4.50%, 5/1/2023	1	—
FNMA UMBS, 20 Year
Pool # 762498, 5.00%, 11/1/2023	10	10

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 255609, 4.50%, 1/1/2025	3	2
Pool # FM1345, 4.50%, 11/1/2038	535	517
FNMA UMBS, 30 Year
Pool # 250375, 6.50%, 9/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	6	6
Pool # 755973, 8.00%, 11/1/2028	12	12
Pool # 252211, 6.00%, 1/1/2029	1	1
Pool # 524949, 7.50%, 3/1/2030	5	4
Pool # 622534, 3.00%, 9/1/2031	84	74
Pool # 788150, 6.00%, 3/1/2032	11	11
Pool # 545639, 6.50%, 4/1/2032	21	22
Pool # 674349, 6.00%, 3/1/2033	5	5
Pool # AD0755, 7.00%, 6/1/2035	288	306
Pool # 833039, 5.00%, 9/1/2035	11	11
Pool # 745932, 6.50%, 11/1/2036	26	27
Pool # 944831, 5.50%, 2/1/2038	4	4
Pool # 961799, 5.50%, 3/1/2038	2	2
Pool # 985558, 5.50%, 6/1/2038	1	1
Pool # AL3438, 6.50%, 10/1/2038	241	250
Pool # AA4236, 4.50%, 4/1/2039	110	106
Pool # 935241, 4.50%, 5/1/2039	3	3
Pool # MA2535, 4.50%, 2/1/2046	137	133
Pool # BH4683, 4.00%, 6/1/2047	188	178
Pool # BH4684, 4.00%, 6/1/2047	211	200
Pool # BH4685, 4.00%, 6/1/2047	177	170
Pool # BK9030, 5.00%, 10/1/2048	156	153
Pool # BM5430, 5.00%, 1/1/2049	304	301
Pool # BN5899, 5.00%, 2/1/2049	79	78
Pool # BK8745, 4.50%, 4/1/2049	223	215
Pool # BN4707, 5.00%, 4/1/2049	242	241
Pool # FM1939, 4.50%, 5/1/2049	172	166
Pool # CA3713, 5.00%, 6/1/2049	171	169
Pool # BN6475, 4.00%, 7/1/2049	31	30
Pool # BO2170, 4.00%, 7/1/2049	214	202
Pool # BO2305, 4.00%, 7/1/2049	56	52
Pool # BK8758, 4.50%, 7/1/2049	297	288
Pool # BO5625, 3.50%, 8/1/2049	627	583
Pool # BP4357, 3.00%, 2/1/2050	810	733
Pool # BP6439, 2.50%, 7/1/2050	1,538	1,298
Pool # BU0070, 2.50%, 10/1/2051 (f)	1,075	906
Pool # BU1805, 2.50%, 12/1/2051	1,374	1,160
Pool # CB2637, 2.50%, 1/1/2052	1,022	862
Pool # CB2670, 3.00%, 1/1/2052	924	811
FNMA, 30 Year
Pool # 506427, 9.00%, 4/1/2025	5	5
Pool # 535442, 8.50%, 6/1/2030	1	1
FNMA, Other
Pool # AM1619, 2.34%, 12/1/2022	227	227

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM3244, 2.52%, 5/1/2023	1,000	996
Pool # AM4660, 3.77%, 12/1/2025	281	276
Pool # AN0890, 2.63%, 3/1/2026	458	431
Pool # AM7321, 3.12%, 11/1/2026	915	871
Pool # AM7515, 3.34%, 2/1/2027	1,000	951
Pool # AN1600, 2.59%, 6/1/2028	830	755
Pool # AN9686, 3.52%, 6/1/2028	500	477
Pool # 109452, 3.64%, 8/1/2028	944	897
Pool # 405220, 6.00%, 9/1/2028	3	3
Pool # BL1040, 3.81%, 12/1/2028	300	289
Pool # BL4435, 2.42%, 10/1/2029	700	618
Pool # AN6846, 2.93%, 10/1/2029	1,100	1,004
Pool # BL4333, 2.52%, 11/1/2029	1,065	942
Pool # BS0448, 1.27%, 12/1/2029	1,265	1,030
Pool # AN9976, 3.96%, 2/1/2030	1,200	1,160
Pool # BL6267, 2.01%, 4/1/2030	1,339	1,140
Pool # AM8692, 3.03%, 4/1/2030	650	591
Pool # AM8544, 3.08%, 4/1/2030	460	421
Pool # BL6386, 2.02%, 8/1/2030	1,059	889
Pool # BL9251, 1.45%, 10/1/2030	1,200	971
Pool # AM4789, 4.18%, 11/1/2030	300	293
Pool # BL9645, 1.50%, 1/1/2031	1,100	871
Pool # BL9627, 1.56%, 1/1/2031	1,300	1,034
Pool # BS4313, 1.98%, 1/1/2032	1,985	1,609
Pool # BM7037, 1.75%, 3/1/2032	1,650	1,314
Pool # BS5907, 3.54%, 6/1/2032	1,386	1,279
Pool # BS6258, 3.70%, 8/1/2032	1,200	1,118
Pool # BS6611, 3.72%, 8/1/2032	999	939
Pool # BS6305, 3.68%, 9/1/2032	936	870
Pool # BS6339, 3.80%, 9/1/2032	1,105	1,038
Pool # BS6822, 3.81%, 10/1/2032 (f)	1,225	1,206
Pool # BS6601, IO, 3.54%, 11/1/2032 (f)	1,100	1,079
Pool # BS7115, 3.81%, 11/1/2032 (f)	1,000	1,001
Pool # BS6819, IO, 4.12%, 11/1/2032 (f)	1,405	1,406
Pool # 754922, 5.50%, 9/1/2033	21	21
Pool # 847108, 6.50%, 10/1/2035	52	52
Pool # AL9678, 4.00%, 2/1/2036	524	480
Pool # AN1330, 3.19%, 3/1/2036	958	881
Pool # 257172, 5.50%, 4/1/2038	2	2
Pool # AO9352, 4.00%, 7/1/2042	112	106
Pool # MA1125, 4.00%, 7/1/2042	125	119
Pool # MA1178, 4.00%, 9/1/2042	67	64
Pool # MA1437, 3.50%, 5/1/2043	223	205
Pool # AL6167, 3.50%, 1/1/2044	246	226
Pool # MA2545, 3.50%, 2/1/2046	382	352
Pool # MA2793, 3.50%, 10/1/2046	180	166
Pool # BF0230, 5.50%, 1/1/2058	1,288	1,335
Pool # BF0464, 3.50%, 3/1/2060	840	765

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BF0497, 3.00%, 7/1/2060	732	636
Pool # BF0546, 2.50%, 7/1/2061	1,015	835
Pool # BF0560, 2.50%, 9/1/2061	1,265	1,062
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 3.50%, 10/25/2052 (f)	6,005	5,404
GNMA I, 30 Year
Pool # 326977, 7.50%, 5/15/2023	—	—
Pool # 405535, 7.00%, 12/15/2025	—	—
Pool # 412336, 8.00%, 10/15/2027	1	1
Pool # 451507, 8.00%, 10/15/2027	2	1
Pool # 412369, 7.00%, 11/15/2027	1	1
Pool # 467705, 6.50%, 3/15/2028	1	1
Pool # 472679, 7.00%, 6/15/2028	2	2
Pool # 486537, 7.50%, 9/15/2028	1	1
Pool # 781614, 7.00%, 6/15/2033	4	4
Pool # 617653, 6.00%, 5/15/2037	27	28
Pool # 678574, 5.50%, 6/15/2038	548	580
Pool # 681554, 5.50%, 7/15/2038	514	544
Pool # 678169, 5.50%, 9/15/2038	311	333
Pool # 681568, 5.50%, 9/15/2038	541	578
Pool # 694458, 6.00%, 10/15/2038	4	5
Pool # 782510, 6.50%, 12/15/2038	12	13
GNMA II
Pool # CE5524, ARM, 4.82%, 8/20/2071 (e)	1,036	1,072
Pool # CK2783, ARM, 4.71%, 2/20/2072 (e)	1,188	1,222
Pool # CK2799, ARM, 4.72%, 3/20/2072 (e)	997	1,027
Pool # CK2805, ARM, 4.69%, 4/20/2072 (e)	1,200	1,233
Pool # CK2810, ARM, 4.69%, 4/20/2072 (e)	1,109	1,141
Pool # CP1819, ARM, 4.83%, 7/20/2072 (e)	902	938
GNMA II, 30 Year
Pool # 2006, 8.50%, 5/20/2025	—	—
Pool # 2324, 8.00%, 11/20/2026	7	7
Pool # 2341, 7.50%, 12/20/2026	—	—
Pool # 2362, 8.00%, 1/20/2027	1	1
Pool # BJ9823, 3.75%, 4/20/2048	1,453	1,349
Pool # BP4337, 4.50%, 9/20/2049	493	486
Pool # BP5551, 4.50%, 9/20/2049	432	426
Pool # BR0553, 4.50%, 2/20/2050	381	372
Pool # BS7393, 4.00%, 3/20/2050	421	395
Pool # BT8093, 3.50%, 4/20/2050	1,020	952
Pool # BS7411, 4.00%, 4/20/2050	706	664
Pool # BT4341, 3.00%, 7/20/2050	1,153	1,024
Pool # MA7534, 2.50%, 8/20/2051	9,626	8,308
Pool # MA7649, 2.50%, 10/20/2051	2,362	2,037
Pool # CK2698, 3.00%, 2/20/2052	348	304
Pool # CL1821, 3.50%, 2/20/2052	791	719
Pool # CK1634, 4.00%, 2/20/2052	976	920
Pool # CM2161, 3.00%, 3/20/2052	602	526
Pool # CM2213, 3.00%, 3/20/2052	119	104

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CN3556, 4.50%, 5/20/2052	945	917
Pool # MA8200, 4.00%, 8/20/2052	2,340	2,189
GNMA II, Other Pool # AD0018, 3.75%, 12/20/2032	80	76
Total Mortgage-Backed Securities (Cost $98,790)		89,077
Asset-Backed Securities — 13.9%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	1,000	969
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (a)	90	79
Series 2015-1, Class A, 3.60%, 3/15/2027 (a)	67	60
Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	207	178
Series 2017-1, Class A, 3.55%, 1/15/2030 (a)	147	116
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	30	26
Series 2016-3, Class AA, 3.00%, 10/15/2028	95	82
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (a)	387	374
Series 2014-SFR2, Class C, 4.71%, 10/17/2036 ‡ (a)	200	195
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (a)	214	206
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (a)	200	200
Series 2015-SFR1, Class D, 4.41%, 4/17/2052 (a)	380	367
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	100	98
Series 2015-SFR2, Class C, 4.69%, 10/17/2052 ‡ (a)	200	194
American Tower Trust #1
3.07%, 3/15/2023 (a)	80	79
3.65%, 3/23/2028 (a)	160	146
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	850	785
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 ‡ (a)	1,000	918
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (a)	750	674
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	1,000	887
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 ‡ (a)	1,000	816
Avid Automobile Receivables Trust Series 2021-1, Class C, 1.55%, 5/15/2026 (a)	1,210	1,143
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (a)	64	57
Series 2018-1, Class A, 4.13%, 9/20/2031 (a)	85	71
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	136	115
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	635	579
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	717	630
BXG Receivables Note Trust Series 2022-A, Class C, 5.35%, 9/28/2037 (a)	884	816
Camillo Issuer LLC Series 2016-SFR, Class 1-A-1, 5.00%, 12/5/2023	348	346
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (a)	159	139
Carvana Auto Receivables Trust
Series 2019-3A, Class C, 2.71%, 10/15/2024 (a)	130	130
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	940	928
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	1,000	978
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 (a)	1,000	973

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
CIG Auto Receivables Trust Series 2020-1A, Class C, 1.75%, 1/12/2026 (a)	1,000	988
Consumer Receivables Asset Investment Trust Series 2021-1, Class A1X, 6.64%, 3/24/2023 (a) (e)	1,041	1,041
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	910	866
CoreVest American Finance Trust
Series 2019-2, Class D, 4.22%, 6/15/2052 ‡ (a)	500	425
Series 2019-3, Class B, 3.16%, 10/15/2052 ‡ (a)	700	602
Series 2020-3, Class B, 2.20%, 8/15/2053 ‡ (a)	810	621
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B, 2.39%, 4/16/2029 (a)	645	638
Credit Suisse ABS Trust Series 2020-AT1, Class A, 2.61%, 10/15/2026 (a)	291	283
Crown Castle Towers LLC, 3.66%, 5/15/2025 (a)	60	58
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 3.83%, 3/25/2034 ‡ (e)	5	5
Series 2004-1, Class M2, 3.91%, 3/25/2034 ‡ (e)	5	4
Series 2004-1, Class 3A, 3.64%, 4/25/2034 ‡ (e)	1	1
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	650	558
Delta Air Lines Pass-Through Trust Series 2015-1, Class AA, 3.63%, 7/30/2027	278	251
Diversified Abs Phase III LLC Series 2022-1, 4.88%, 4/28/2039 (a)	1,285	1,247
Drive Auto Receivables Trust
Series 2019-4, Class C, 2.51%, 11/17/2025	20	20
Series 2019-1, Class D, 4.09%, 6/15/2026	94	93
Series 2020-2, Class D, 3.05%, 5/15/2028	1,000	982
DT Auto Owner Trust
Series 2019-4A, Class C, 2.73%, 7/15/2025 (a)	130	130
Series 2020-2A, Class B, 2.08%, 3/16/2026 (a)	72	72
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	497	492
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	1,296	1,279
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 ‡ (a)	800	714
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 ‡ (a)	500	445
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	850	759
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	1,200	1,001
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 ‡ (a)	900	780
FMC GMSR Issuer Trust
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (a) (e)	1,500	1,288
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (a) (e)	1,000	792
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (e)	850	686
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	427	397
Foundation Finance Trust Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	333	320
FREED ABS Trust Series 2022-3FP, Class B, 5.79%, 8/20/2029 ‡ (a)	860	851
Freedom Series 2021-SAVF1, 4.90%, 3/25/2023 (e)	735	722
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (a)	2	2
Goodgreen Series 2019-2A, Class A, 2.76%, 4/15/2055 (a)	265	224
Goodgreen Trust
Series 2017-1A, Class A, 3.74%, 10/15/2052 (a)	36	33
Series 2017-2A, Class A, 3.26%, 10/15/2053 (a)	149	133
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	98	89

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 (a)	23	21
Series 2017-1A, Class A2, 4.46%, 9/20/2047 (a)	72	68
Hilton Grand Vacations Trust Series 2017-AA, Class A, 2.66%, 12/26/2028 (a)	34	34
Lendmark Funding Trust Series 2022-1A, Class C, 6.60%, 7/20/2032 ‡ (a)	1,200	1,153
Long Beach Mortgage Loan Trust
Series 2003-4, Class M1, 3.76%, 8/25/2033 ‡	6	6
Series 2004-1, Class M1, 3.83%, 2/25/2034 ‡	27	25
Mariner Finance Issuance Trust Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	740	727
Marlette Funding Trust Series 2021-3A, Class C, 1.81%, 12/15/2031 ‡ (a)	1,400	1,223
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	560	532
MVW LLC Series 2019-2A, Class B, 2.44%, 10/20/2038 ‡ (a)	286	268
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (a)	71	67
New Century Home Equity Loan Trust Series 2005-1, Class M1, 3.76%, 3/25/2035 ‡ (e)	26	26
NMEF Funding LLC Series 2019-A, Class B, 3.06%, 8/17/2026 ‡ (a)	111	111
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	606	554
Series 2021-FHT1, Class A, 3.10%, 7/25/2026 (a)	1,352	1,181
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	847	742
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000	933
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	520	518
Pagaya AI Debt Selection Trust Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	585	572
Pagaya AI Technology in Housing Trust Series 2022-1, Class A, 4.25%, 8/25/2025 (a)	1,400	1,314
Pendoor Proper0.00%, 2/15/2026 ‡ (a)	1,000	982
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 6.53%, 5/25/2027 (a) (e)	850	810
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (c)	789	734
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (e)	1,432	1,329
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (c)	823	779
Progress Residential Trust
Series 2022-SFR2, Class A, 2.95%, 4/17/2027	550	491
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027	700	613
Series 2019-SFR4, Class D, 3.14%, 10/17/2036 ‡ (a)	800	752
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (a)	900	834
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 (a)	35	31
RMIP Series 2019-1B, 4.71%, 8/25/2023 ‡	145	142
Santander Drive Auto Receivables Trust Series 2022-4, Class A3, 4.14%, 2/16/2027	1,189	1,175
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.00%, 8/20/2036 ‡ (a)	217	203
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	268	250
Sonoran Auto Receivables Trust Series 2018-1, 4.76%, 6/15/2025	159	157
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	46	40
Tricolor Auto Securitization Trust Series 2020-1A, Class A, 4.88%, 11/15/2026 (a)	59	59
Tricon Residential Trust Series 2022-SFR1, Class D, 4.75%, 4/17/2039 ‡ (a)	459	422
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	106	101
Series 2013-1, Class A, 4.30%, 8/15/2025	121	113
Series 2016-1, Class B, 3.65%, 1/7/2026	41	36

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-1, Class B, 4.60%, 3/1/2026	89	81
Series 2014-1, Class A, 4.00%, 4/11/2026	44	40
Series 2016-2, Class AA, 2.88%, 10/7/2028	74	64
Series 2016-2, Class A, 3.10%, 10/7/2028	235	182
Series 2018-1, Class A, 3.70%, 3/1/2030	328	257
Series 2019-1, Class AA, 4.15%, 8/25/2031	216	195
Series 2019-2, Class AA, 2.70%, 5/1/2032	202	161
vMobo, Inc., 7.46%, 7/18/2027	1,013	1,013
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (c)	558	513
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (c)	370	336
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (c)	1,267	1,176
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (c)	858	795
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (c)	461	427
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (c)	517	481
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (a) (c)	693	636
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (c)	707	644
Westgate Resorts LLC Series 2020-1A, Class B, 3.96%, 3/20/2034 ‡ (a)	272	266
Total Asset-Backed Securities (Cost $66,054)		61,641
Collateralized Mortgage Obligations — 5.9%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	437	426
Series 2005-22T1, Class A2, IF, IO, 1.99%, 6/25/2035 ‡ (e)	280	19
Series 2005-20CB, Class 3A8, IF, IO, 1.67%, 7/25/2035 ‡ (e)	138	5
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	181	158
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	67	52
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019 ‡	1	1
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034 ‡	8	6
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	56	47
Series 2005-7, Class 30, PO, 11/25/2035 ‡	7	6
Bayview Financing Trust Series 2020-3F, Class A, 3.08%, 11/10/2022 (a) (e)	296	296
Bear Stearns ARM Trust
Series 2003-7, Class 3A, 3.15%, 10/25/2033 (e)	5	5
Series 2006-1, Class A1, 2.40%, 2/25/2036 (e)	27	26
CHL Mortgage Pass-Through Trust
Series 2004-HYB1, Class 2A, 3.02%, 5/20/2034 (e)	7	7
Series 2004-HYB3, Class 2A, 2.72%, 6/20/2034 (e)	10	9
Series 2004-7, Class 2A1, 3.16%, 6/25/2034 (e)	12	12
Series 2005-16, Class A23, 5.50%, 9/25/2035	27	19
Series 2005-22, Class 2A1, 2.56%, 11/25/2035 (e)	64	56
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 12/25/2018 ‡	—	—
Series 2003-HYB1, Class A, 3.64%, 9/25/2033 (e)	4	4
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	1	1
Series 2005-1, Class 2A1A, 2.55%, 2/25/2035 (e)	36	30

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (e)	1,380	1,296
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (a) (c)	806	768
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (a)	61	66
Edition Dus aug32, 0.00%, 8/1/2032 (f)	1,000	981
FHLMC - GNMA Series 8, Class ZA, 7.00%, 3/25/2023	—	—
FHLMC, REMIC
Series 1395, Class G, 6.00%, 10/15/2022	—	—
Series 1394, Class ID, IF, 9.57%, 10/15/2022 (e)	—	—
Series 2535, Class BK, 5.50%, 12/15/2022	—	—
Series 1798, Class F, 5.00%, 5/15/2023	1	1
Series 1518, Class G, IF, 5.87%, 5/15/2023 (e)	—	—
Series 1505, Class Q, 7.00%, 5/15/2023	—	—
Series 1541, Class O, 2.02%, 7/15/2023 (e)	—	—
Series 2638, Class DS, IF, 5.78%, 7/15/2023	1	1
Series 1577, Class PV, 6.50%, 9/15/2023	9	9
Series 1584, Class L, 6.50%, 9/15/2023	5	5
Series 1633, Class Z, 6.50%, 12/15/2023	5	5
Series 1638, Class H, 6.50%, 12/15/2023	9	9
Series 2283, Class K, 6.50%, 12/15/2023	1	1
Series 1865, Class D, PO, 2/15/2024	1	1
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (e)	1	1
Series 1694, Class PK, 6.50%, 3/15/2024	1	1
Series 2033, Class SN, HB, IF, 27.93%, 3/15/2024 (e)	—	—
Series 2306, Class K, PO, 5/15/2024	—	—
Series 2306, Class SE, IF, IO, 7.73%, 5/15/2024 (e)	1	—
Series 1863, Class Z, 6.50%, 7/15/2026	2	2
Series 1981, Class Z, 6.00%, 5/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	4	4
Series 1999, Class PU, 7.00%, 10/15/2027	11	11
Series 2031, Class PG, 7.00%, 2/15/2028	22	23
Series 2035, Class PC, 6.95%, 3/15/2028	24	24
Series 2038, Class PN, IO, 7.00%, 3/15/2028	2	—
Series 2057, Class PE, 6.75%, 5/15/2028	35	36
Series 2054, Class PV, 7.50%, 5/15/2028	4	5
Series 2064, Class TE, 7.00%, 6/15/2028	6	7
Series 2075, Class PH, 6.50%, 8/15/2028	5	5
Series 2095, Class PE, 6.00%, 11/15/2028	16	16
Series 2132, Class SB, IF, 19.44%, 3/15/2029 (e)	1	1
Series 2178, Class PB, 7.00%, 8/15/2029	9	9
Series 2182, Class ZB, 8.00%, 9/15/2029	15	16
Series 2204, Class GB, 8.00%, 12/20/2029	—	—
Series 2247, Class Z, 7.50%, 8/15/2030	4	4
Series 2259, Class ZC, 7.35%, 10/15/2030	89	96
Series 2325, Class PM, 7.00%, 6/15/2031	2	2
Series 2359, Class ZB, 8.50%, 6/15/2031	11	12
Series 2344, Class ZD, 6.50%, 8/15/2031	21	22
Series 2344, Class ZJ, 6.50%, 8/15/2031	4	4

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2345, Class NE, 6.50%, 8/15/2031	2	2
Series 2367, Class ME, 6.50%, 10/15/2031	37	39
Series 2390, Class DO, PO, 12/15/2031	3	3
Series 2410, Class QX, IF, IO, 5.83%, 2/15/2032 (e)	6	1
Series 2410, Class OE, 6.38%, 2/15/2032	3	3
Series 2412, Class SP, IF, 10.46%, 2/15/2032 (e)	6	6
Series 2410, Class QS, IF, 12.17%, 2/15/2032 (e)	5	6
Series 2444, Class ES, IF, IO, 5.13%, 3/15/2032	7	1
Series 2450, Class SW, IF, IO, 5.18%, 3/15/2032	5	1
Series 2423, Class MC, 7.00%, 3/15/2032	12	13
Series 2423, Class MT, 7.00%, 3/15/2032	20	21
Series 2647, Class A, 3.25%, 4/15/2032	22	21
Series 2435, Class CJ, 6.50%, 4/15/2032	43	45
Series 2455, Class GK, 6.50%, 5/15/2032	13	14
Series 2484, Class LZ, 6.50%, 7/15/2032	9	10
Series 2500, Class MC, 6.00%, 9/15/2032	31	32
Series 2543, Class YX, 6.00%, 12/15/2032	406	416
Series 2544, Class HC, 6.00%, 12/15/2032	21	22
Series 2574, Class PE, 5.50%, 2/15/2033	122	124
Series 2575, Class ME, 6.00%, 2/15/2033	59	61
Series 2586, Class WI, IO, 6.50%, 3/15/2033	4	1
Series 2764, Class UG, 5.00%, 3/15/2034	112	112
Series 2949, Class GE, 5.50%, 3/15/2035	133	136
Series 3047, Class OD, 5.50%, 10/15/2035	150	152
Series 3085, Class VS, IF, 17.45%, 12/15/2035	33	36
Series 3098, Class KG, 5.50%, 1/15/2036	109	110
Series 3117, Class EO, PO, 2/15/2036	11	9
Series 3260, Class CS, IF, IO, 3.32%, 1/15/2037	11	1
Series 3380, Class SI, IF, IO, 3.55%, 10/15/2037	635	68
Series 3385, Class SN, IF, IO, 3.18%, 11/15/2037	7	1
Series 3387, Class SA, IF, IO, 3.60%, 11/15/2037	26	2
Series 3423, Class PB, 5.50%, 3/15/2038	123	126
Series 3451, Class SA, IF, IO, 3.23%, 5/15/2038	3	—
Series 3455, Class SE, IF, IO, 3.38%, 6/15/2038	83	6
Series 3786, Class PD, 4.50%, 1/15/2041	407	404
FHLMC, STRIPS
Series 233, Class 11, IO, 5.00%, 9/15/2035	19	4
Series 239, Class S30, IF, IO, 4.88%, 8/15/2036 (e)	21	3
Series 262, Class 35, 3.50%, 7/15/2042	99	93
Series 299, Class 300, 3.00%, 1/15/2043	65	59
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.44%, 7/25/2032	7	6
Series T-54, Class 2A, 6.50%, 2/25/2043	51	53
Series T-54, Class 3A, 7.00%, 2/25/2043	22	22
Series T-56, Class A, PO, 5/25/2043	138	134
Series T-58, Class A, PO, 9/25/2043	9	6
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	53	28
FMC GMSR Issuer Trust, 3.69%, 2/25/2024	1,765	1,694

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FNMA Trust, Whole Loan Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	8	9
FNMA, REMIC
Series G93-1, Class KA, 7.90%, 1/25/2023	—	—
Series 1997-61, Class ZC, 7.00%, 2/25/2023	1	—
Series G93-17, Class SI, IF, 6.00%, 4/25/2023 (e)	—	—
Series 1998-43, Class SA, IF, IO, 14.97%, 4/25/2023 (e)	—	—
Series 1993-146, Class E, PO, 5/25/2023	—	—
Series 1993-84, Class M, 7.50%, 6/25/2023	25	25
Series 1993-205, Class H, PO, 9/25/2023	—	—
Series 1993-165, Class SD, IF, 6.87%, 9/25/2023 (e)	—	—
Series 1993-155, Class PJ, 7.00%, 9/25/2023	2	2
Series 1993-165, Class SK, IF, 12.50%, 9/25/2023 (e)	—	—
Series 1993-203, Class PL, 6.50%, 10/25/2023	3	3
Series 1995-19, Class Z, 6.50%, 11/25/2023	3	3
Series 1993-230, Class FA, 3.04%, 12/25/2023 (e)	—	—
Series 1993-223, Class PZ, 6.50%, 12/25/2023	6	6
Series 1993-225, Class UB, 6.50%, 12/25/2023	3	4
Series 2003-128, Class DY, 4.50%, 1/25/2024	33	33
Series 1994-37, Class L, 6.50%, 3/25/2024	8	8
Series 1994-72, Class K, 6.00%, 4/25/2024	62	63
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	2	—
Series 1997-39, Class PD, 7.50%, 5/20/2027	2	2
Series 1997-46, Class PL, 6.00%, 7/18/2027	4	4
Series 1998-36, Class ZB, 6.00%, 7/18/2028	2	2
Series 1998-46, Class GZ, 6.50%, 8/18/2028	6	6
Series 1998-58, Class PC, 6.50%, 10/25/2028	14	15
Series 2014-15, Class JI, IO, 3.50%, 4/25/2029	2,494	192
Series 1999-39, Class JH, IO, 6.50%, 8/25/2029	28	2
Series 2000-52, IO, 8.50%, 1/25/2031	1	—
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	41	5
Series 2001-30, Class PM, 7.00%, 7/25/2031	11	12
Series 2001-36, Class DE, 7.00%, 8/25/2031	18	19
Series 2001-44, Class PD, 7.00%, 9/25/2031	2	2
Series 2001-61, Class Z, 7.00%, 11/25/2031	32	34
Series 2002-1, Class SA, IF, 15.16%, 2/25/2032	1	1
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032	29	1
Series 2002-15, PO, 4/25/2032	25	22
Series 2002-28, Class PK, 6.50%, 5/25/2032	12	13
Series 2002-68, Class SH, IF, IO, 5.01%, 10/18/2032	27	1
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032	15	15
Series 2002-77, Class S, IF, 8.83%, 12/25/2032	3	3
Series 2003-22, Class UD, 4.00%, 4/25/2033	66	64
Series 2003-47, Class PE, 5.75%, 6/25/2033	12	13
Series 2003-44, Class IU, IO, 7.00%, 6/25/2033	15	2
Series 2003-64, Class SX, IF, 7.34%, 7/25/2033	2	2
Series 2003-132, Class OA, PO, 8/25/2033	2	2
Series 2003-71, Class DS, IF, 4.05%, 8/25/2033	18	16

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-91, Class SD, IF, 7.36%, 9/25/2033	4	4
Series 2003-116, Class SB, IF, IO, 4.52%, 11/25/2033	35	3
Series 2003-131, Class CH, 5.50%, 1/25/2034	39	40
Series 2003-130, Class SX, IF, 6.89%, 1/25/2034	1	1
Series 2004-35, Class AZ, 4.50%, 5/25/2034	56	55
Series 2004-46, Class SK, IF, 8.02%, 5/25/2034	11	10
Series 2004-36, Class SA, IF, 11.04%, 5/25/2034	26	27
Series 2004-51, Class SY, IF, 8.07%, 7/25/2034	2	2
Series 2004-79, Class ZE, 5.50%, 11/25/2034	319	325
Series 2004-91, Class HC, 6.00%, 12/25/2034	499	505
Series 2005-45, Class DC, IF, 13.00%, 6/25/2035	38	38
Series 2005-84, Class XM, 5.75%, 10/25/2035	24	24
Series 2006-22, Class AO, PO, 4/25/2036	16	14
Series 2006-46, Class SW, IF, 12.89%, 6/25/2036	5	6
Series 2007-7, Class SG, IF, IO, 3.42%, 8/25/2036	42	5
Series 2006-110, PO, 11/25/2036	14	11
Series 2006-117, Class GS, IF, IO, 3.57%, 12/25/2036	23	1
Series 2007-53, Class SH, IF, IO, 3.02%, 6/25/2037	30	2
Series 2007-88, Class VI, IF, IO, 3.46%, 9/25/2037	48	5
Series 2007-100, Class SM, IF, IO, 3.37%, 10/25/2037	24	2
Series 2008-1, Class BI, IF, IO, 2.83%, 2/25/2038	26	2
Series 2008-16, Class IS, IF, IO, 3.12%, 3/25/2038	7	1
Series 2008-46, Class HI, IO, 0.91%, 6/25/2038	15	1
Series 2008-53, Class CI, IF, IO, 4.12%, 7/25/2038	10	1
Series 2009-112, Class ST, IF, IO, 3.17%, 1/25/2040	23	2
Series 2010-35, Class SB, IF, IO, 3.34%, 4/25/2040	10	1
Series 2010-80, Class PZ, 5.00%, 7/25/2040	365	367
Series 2010-102, Class PN, 5.00%, 9/25/2040	466	467
Series 2010-134, Class KZ, 4.50%, 12/25/2040	199	185
Series 2012-30, Class DZ, 4.00%, 4/25/2042	166	158
Series 2013-67, Class KZ, 2.50%, 4/25/2043	882	722
Series 2013-128, PO, 12/25/2043	81	63
Series 2014-38, Class QI, IO, 5.50%, 12/25/2043	312	61
Series 2014-19, Class Z, 4.50%, 4/25/2044	542	525
Series 2016-38, Class NA, 3.00%, 1/25/2046	94	86
FNMA, REMIC Trust, Whole Loan
Series 1999-W1, PO, 2/25/2029	10	8
Series 1999-W4, Class A9, 6.25%, 2/25/2029	41	42
Series 2002-W7, Class A4, 6.00%, 6/25/2029	107	105
Series 2003-W1, Class 1A1, 4.83%, 12/25/2042	120	115
Series 2003-W1, Class 2A, 5.33%, 12/25/2042	18	17
FNMA, REMIC, Whole Loan Series 2003-7, Class A1, 6.50%, 12/25/2042	88	91
FNMA, STRIPS
Series 329, Class 1, PO, 1/25/2033	2	2
Series 365, Class 8, IO, 5.50%, 5/25/2036	8	2
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.18%, 6/19/2035	47	43
GNMA
Series 2001-10, Class PE, 6.50%, 3/16/2031	193	193

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-28, Class S, IF, 11.58%, 4/16/2034	9	9
Series 2006-38, Class OH, 6.50%, 8/20/2036	500	514
Series 2007-45, Class QA, IF, IO, 3.63%, 7/20/2037	37	2
Series 2009-79, Class OK, PO, 11/16/2037	20	17
Series 2007-76, Class SA, IF, IO, 3.52%, 11/20/2037	29	2
Series 2008-2, Class MS, IF, IO, 4.22%, 1/16/2038	27	1
Series 2015-137, Class WA, 5.55%, 1/20/2038	166	171
Series 2009-106, Class ST, IF, IO, 2.99%, 2/20/2038	93	6
Series 2008-55, Class SA, IF, IO, 3.19%, 6/20/2038	18	1
Series 2009-6, Class SA, IF, IO, 3.16%, 2/16/2039	10	—
Series 2009-6, Class SH, IF, IO, 3.03%, 2/20/2039	33	—
Series 2009-31, Class TS, IF, IO, 3.29%, 3/20/2039	26	1
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	26	4
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	20	4
Series 2009-22, Class SA, IF, IO, 3.26%, 4/20/2039	45	2
Series 2009-64, Class SN, IF, IO, 3.16%, 7/16/2039	34	2
Series 2009-104, Class KB, 5.50%, 11/16/2039	236	245
Series 2010-130, Class CP, 7.00%, 10/16/2040	30	32
Series 2011-75, Class SM, IF, IO, 3.59%, 5/20/2041	58	4
Series 2013-69, Class MA, 1.50%, 8/20/2042	198	176
Series 2016-135, Class Z, 3.00%, 10/20/2046	239	206
Series 2020-30, Class PT, 4.78%, 3/20/2048	723	712
Series 2011-H19, Class FA, 2.83%, 8/20/2061	256	254
Series 2012-H23, Class SA, 2.89%, 10/20/2062	416	413
Series 2013-H08, Class FC, 2.81%, 2/20/2063	247	245
Series 2013-H09, Class HA, 1.65%, 4/20/2063	3	3
Series 2014-H17, Class FC, 2.86%, 7/20/2064	177	175
Series 2015-H16, Class FG, 2.80%, 7/20/2065	415	410
Series 2015-H30, Class FE, 2.96%, 11/20/2065	540	536
Series 2016-H11, Class FD, 2.57%, 5/20/2066	125	122
Series 2016-H26, Class FC, 3.36%, 12/20/2066	95	94
Series 2017-H14, Class FV, 2.86%, 6/20/2067	261	258
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	191	174
GSR Mortgage Loan Trust
Series 2004-6F, Class 1A2, 5.00%, 5/25/2034	19	17
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	50	49
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	11	10
Home RE Ltd. (Bermuda) Series 2022-1, Class M1A, 5.13%, 10/25/2034 (a)	800	781
Impac Secured Assets Trust Series 2006-1, Class 2A1, 3.78%, 5/25/2036	5	4
JPMorgan Mortgage Trust Series 2006-A2, Class 5A3, 3.12%, 11/25/2033	9	9
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a)	510	490
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.21%, 4/21/2034	8	7
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	1	1
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
Series 2004-4, Class 10A1, 5.00%, 5/25/2024	13	12
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	32	30
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	55	50

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-7, Class 30, PO, 8/25/2034 ‡	5	3
MASTR Asset Securitization Trust
Series 2003-12, Class 15, PO, 12/25/2018 ‡	—	—
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-11, Class 9A6, 5.25%, 12/25/2033	45	42
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (a)	6	4
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (a) (e)	17	15
PHH Alternative Mortgage Trust Series 2007-2, Class 2X, IO, 6.00%, 5/25/2037 ‡	76	16
SACO I, Inc. Series 1997-2, Class 1A5, 7.00%, 8/25/2036 (a)	1	1
SART Series 2017-1, 4.75%, 7/15/2024	123	120
Seasoned Credit Risk Transfer Trust
Series 2019-1, Class MT, 3.50%, 7/25/2058	463	427
Series 2019-3, Class MB, 3.50%, 10/25/2058	295	259
Series 2022-1, Class MTU, 3.25%, 11/25/2061	841	762
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (a) (e)	1,419	1,249
TVC Mortgage Trust Series 2020-RTL1, Class A1, 3.47%, 9/25/2024 (a)	387	386
Two Harbors Series 2019-VF1, Class A, IO, 4.00%, 2/8/2023 (e)	1,800	1,800
Vendee Mortgage Trust
Series 1994-1, Class 1, 4.74%, 2/15/2024 (e)	3	3
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	43	43
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	23	23
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	11	11
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	47	48
Series 1998-1, Class 2E, 7.00%, 3/15/2028	14	14
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 (a) (e)	1,000	938
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.16%, 8/25/2033 (e)	3	3
Series 2003-AR9, Class 1A6, 4.14%, 9/25/2033 (e)	14	13
Series 2004-AR3, Class A2, 3.10%, 6/25/2034 (e)	5	4
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-2, Class 2A3, IF, IO, 1.92%, 4/25/2035 ‡ (e)	83	3
Series 2005-2, Class 1A4, IF, IO, 1.97%, 4/25/2035 ‡ (e)	306	11
Series 2005-3, Class CX, IO, 5.50%, 5/25/2035 ‡	98	16
Series 2005-4, Class CB7, 5.50%, 6/25/2035	77	69
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	19	16
Total Collateralized Mortgage Obligations (Cost $27,729)		26,239
Commercial Mortgage-Backed Securities — 5.8%
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (a)	300	280
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class A5, 2.72%, 2/15/2053	1,100	922
Commercial Mortgage Trust
Series 2013-SFS, Class A2, 3.09%, 4/12/2035 (a) (e)	125	123
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	750	688
Series 2020-CBM, Class C, 3.40%, 2/10/2037 ‡ (a)	500	449
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	200	194
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	156	149
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (a)	885	803

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	100	79
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 4.08%, 7/25/2041 (a)	1,485	1,386
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ11, Class A2, 2.93%, 1/25/2023	46	45
Series K038, Class A2, 3.39%, 3/25/2024	229	226
Series KJ14, Class A2, 2.81%, 9/25/2024	383	374
Series K065, Class A2, 3.24%, 4/25/2027	215	204
Series K065, Class AM, 3.33%, 5/25/2027	115	109
Series K066, Class A2, 3.12%, 6/25/2027	267	251
Series K070, Class A2, 3.30%, 11/25/2027	208	196
Series K072, Class AM, 3.50%, 12/25/2027	1,000	940
Series K079, Class AM, 3.93%, 6/25/2028	588	567
Series K081, Class A2, 3.90%, 8/25/2028	395	382
Series KL06, Class XFX, IO, 1.47%, 12/25/2029	4,215	287
Series K146, Class A2, 2.92%, 6/25/2032	1,100	962
Series Q013, Class APT2, 1.17%, 5/25/2050	772	677
FHLMC, Multi-Family WI Certificates
Series K150, Class A2, 3.71%, 11/25/2032	1,000	930
Series K151, Class A2, 3.80%, 12/25/2032	1,150	1,073
FNMA ACES
Series 2016-M2, Class AV2, 2.15%, 1/25/2023	53	53
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	232	228
Series 2017-M7, Class A2, 2.96%, 2/25/2027 (e)	737	692
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	281	265
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	309	291
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (e)	264	248
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	460	435
Series 2017-M5, Class A2, 3.20%, 4/25/2029 (e)	250	231
Series 2018-M3, Class A2, 3.18%, 2/25/2030 (e)	172	158
Series 2020-M50, Class A1, 0.67%, 10/25/2030	537	482
Series 2020-M50, Class A2, 1.20%, 10/25/2030	330	283
Series 2020-M50, Class X1, IO, 2.00%, 10/25/2030	5,142	444
Series 2022-M1G, Class A2, 1.58%, 9/25/2031	1,350	1,063
Series 2022-M3, Class A2, 1.76%, 11/25/2031	1,500	1,191
Series 2022-M1S, Class A2, 2.15%, 4/25/2032	1,290	1,049
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	257	240
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033	2,533	228
FREMF Mortgage Trust
Series 2014-K40, Class C, 4.21%, 11/25/2047 (a) (e)	168	162
Series 2015-K44, Class B, 3.85%, 1/25/2048 (a) (e)	640	617
Series 2015-K45, Class B, 3.73%, 4/25/2048 (a) (e)	500	480
Series 2016-K722, Class B, 4.02%, 7/25/2049 (a) (e)	110	109
Series 2016-K59, Class B, 3.70%, 11/25/2049 (a) (e)	180	167
Series 2018-K730, Class B, 3.92%, 2/25/2050 (a) (e)	551	529
Series 2019-K102, Class B, 3.65%, 12/25/2051 (a) (e)	750	653
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	740	683
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	987	873

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (a)	975	823
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (a)	930	745
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (a)	4	4
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A4, 3.53%, 5/10/2063	3	3
Total Commercial Mortgage-Backed Securities (Cost $28,420)		25,725
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia 2.25%, 2/2/2033 (a)	200	157
United Mexican States
4.13%, 1/21/2026	200	194
3.75%, 1/11/2028	280	257
2.66%, 5/24/2031	283	217
3.50%, 2/12/2034	257	195
4.75%, 3/8/2044	50	38
4.35%, 1/15/2047	58	41
4.40%, 2/12/2052	330	227
3.77%, 5/24/2061	211	125
Total Foreign Government Securities (Cost $1,875)		1,451
U.S. Government Agency Securities — 0.2%
FNMA, STRIPS 19.71%, 3/23/2028 (d)	630	502
Tennessee Valley Authority
5.88%, 4/1/2036	140	156
4.63%, 9/15/2060	93	91
4.25%, 9/15/2065	101	90
Total U.S. Government Agency Securities (Cost $829)		839
Loan Assignments — 0.1% (b) (g)
Diversified Financial Services — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031(Cost $834)	825	694
Municipal Bonds — 0.1% (h)
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010-D, Rev., 5.60%, 3/15/2040	30	31
Port Authority of New York and New Jersey, Consolidated Series 164, Rev., 5.65%, 11/1/2040	130	135
Total New York		166
Ohio — 0.0% ^
Ohio State University (The), General Receipts Series 2011-A, Rev., 4.80%, 6/1/2111	98	85
Total Municipal Bonds (Cost $256)		251

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 5.1%
Investment Companies — 5.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (i) (j) (Cost $22,414)	22,411	22,417
Total Investments — 102.5% (Cost $517,075)		454,285
Liabilities in Excess of Other Assets — (2.5)%		(11,140)
NET ASSETS — 100.0%		443,145

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2022.
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of September 30, 2022. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(c)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(d)	The rate shown is the effective yield as of September 30, 2022.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(g)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of September 30, 2022.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at September 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$46,033	$15,608	$61,641
Collateralized Mortgage Obligations	—	26,153	86	26,239
Commercial Mortgage-Backed Securities	—	25,276	449	25,725
Corporate Bonds	—	113,763	—	113,763
Foreign Government Securities	—	1,451	—	1,451
Loan Assignments	—	694	—	694
Mortgage-Backed Securities	—	89,077	—	89,077
Municipal Bonds	—	251	—	251
U.S. Government Agency Securities	—	839	—	839
U.S. Treasury Obligations	—	112,188	—	112,188
Short-Term Investments
Investment Companies	22,417	—	—	22,417
Total Investments in Securities	$22,417	$415,725	$16,143	$454,285
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of December 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of September 30, 2022
Investments in Securities:
Asset-Backed Securities	$14,239	$—	$(1,233)	$5	$6,393	$(4,441)	$2,917	$(2,585)	$313	$15,608
Collateralized Mortgage Obligations	2,148	—	(89)	(31)	33	(4)	—	(1,658)	(313)	86
Commercial Mortgage-Backed Securities	1,559	—	(47)	(1)	—	—	—	(1,062)	—	449
Total	$17,946	$—	$(1,369)	$(27)	$6,426	$(4,445)	$2,917	$(5,305)	$—	$16,143

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(1,358).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended September 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Portfolio's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
$1,485	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (7.68%)
		Constant Default Rate	0.00% - 3.01% (0.01%)
		Yield (Discount Rate of Cash Flows)	4.97% - 8.60% (6.89%)

JPMorgan Insurance Trust Core Bond Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)

Asset-Backed Securities	1,485
	86	Discounted Cash Flow	Constant Prepayment Rate	0.50% - 19.86% (10.53%)
			Constant Default Rate	0.00% - 2.15% (1.04%)
			Yield (Discount Rate of Cash Flows)	4.72% - 21.00% (14.17%)

Collateralized Mortgage Obligations	86
	449	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.23% (8.23%)

Commercial Mortgage- Backed Securities	449

Total	$$15,020

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At September 30 2022, the value of these investments was $1,123. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Portfolio invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.95% (a) (b)	$49,256	$125,326	$152,161	$1	$(5)	$22,417	22,411	$206	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.